Income tax and social contribution	12 Months Ended
Dec. 31, 2017
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Income tax and social contribution

Note 27 – Income tax and social contribution

ITAÚ UNIBANCO HOLDING and each of its subsidiaries file separate, for each fiscal year, corporate income tax returns and social contribution on net income.

a)	Composition of income tax and social contribution expenses

Demonstration of Income tax and social contribution expense calculation:

Due on operations for the period	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Income before income tax and social contribution	32,211	38,192	18,265
Charges (income tax and social contribution) at the rates in effect (Note 2.4 k)	(14,495)	(17,187)	(7,611)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures net	169	165	176
Foreign exchange variation on investiments abroad	397	(4,313)	8,329
Interest on capital	3,873	3,617	2,585
Corporate reorganizations (Note 2.4 a III)	628	628	631
Dividends and interest on external debt bonds	420	365	271
Other nondeductible expenses net of non taxable income (*)	4,469	12,827	(13,346)
Income tax and social contribution expenses	(4,539)	(3,898)	(8,965)

Related to temporary differences
Increase (reversal) for the period	(3,474)	(10,774)	13,006
Increase (reversal) of prior periods	70	62	(71)
Increase in the social contribution tax rate (Note 27b III)	—	—	3,921
(Expenses)/Income related to deferred taxes	(3,404)	(10,712)	16,856

Total income tax and social contribution expenses	(7,943)	(14,610)	7,891

(*)	Includes temporary (additions) and exclusions.

b)	Deferred taxes

I—The deferred tax asset balance and respective changes are as follows:

	12/31/2016	Realization / reversal	Increase	12/31/2017
Reflected in income	47,883	(16,199)	14,496	46,180
Allowance for loan and lease losses	26,975	(9,453)	6,457	23,979
Related to income tax and social contribution tax carryforwards	6,928	(197)	794	7,525
Provision for contingent liabilities	5,707	(2,733)	2,223	5,197

Civil lawsuits	1,955	(576)	595	1,974
Labor claims	2,168	(1,233)	1,265	2,200
Tax and social security	1,582	(924)	362	1,020
Other	2	—	1	3
Goodwill on purchase of investments	165	(758)	734	141
Legal liabilities – tax and social security	387	(557)	658	488
Adjustments of operations carried out on the futures settlement market	485	(239)	31	277
Adjustment to market value of financial assets held for trading and derivatives	145	(145)	380	380
Provision related to health insurance operations	300	—	41	341
Other	6,791	(2,117)	3,178	7,852
Reflected in stockholders’ equity	2,994	(1,126)	141	2,009
Corporate reorganizations (Note 2.4 a III)	1,256	(628)	—	628
Adjustment to market value of available-for-sale securities	642	(498)	—	144
Cash flow hedge	843	—	140	983
Other	253	—	1	254

Total (1)(2)	50,877	(17,325)	14,637	48,189

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 33,547 and R$ 441.
(2)	The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole. For the subsidiaries, Itaú Unibanco S.A. and Banco Itaucard S.A., a petition has been sent to Central Bank of Brazil, in compliance with paragraph 7 of article 1 of Resolution No. 4,441/15 and pursuant to Circular 3,776/15.

	12/31/2015	Realization / reversal	Increase	12/31/2016
Reflected in income	48,911	(16,508)	15,480	47,883
Allowance for loan and lease losses	25,572	(6,337)	7,740	26,975
Related to income tax and social contribution tax carryforwards	6,655	(288)	561	6,928
Provision for contingent liabilities	5,385	(1,784)	2,106	5,707

Civil lawsuits	2,149	(701)	507	1,955
Labor claims	1,812	(1,010)	1,366	2,168
Tax and social security	1,420	(71)	233	1,582
Other	4	(2)	—	2
Goodwill on purchase of investments	511	(346)	—	165
Legal liabilities – tax and social security	508	(200)	79	387
Adjustments of operations carried out in futures settlement market	1,253	(797)	29	485
Adjustment to market value of financial assets held for trading and	4,951	(4,951)	145	145
derivatives
Provision related to health insurance operations	322	(22)	—	300
Other	3,754	(1,783)	4,820	6,791
Reflected in stockholders’ equity	4,253	(1,970)	711	2,994
Corporate reorganizations (Note 2.4 a III)	1,883	(627)	—	1,256
Adjustment to market value of available-for-sale securities	1,980	(1,338)	—	642
Cash flow hedge	137	—	706	843
Other	253	(5)	5	253

Total (*)	53,164	(18,478)	16,191	50,877

(*)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 37,395 and R$ 643.

II—The provision for deferred tax and contributions and respective changes are as follows:

	12/31/2016	Realization / reversal	Increase	12/31/2017
Reflected in income	13,507	(8,716)	9,690	14,481
Depreciation in excess – finance lease	936	(323)	—	613
Adjustment of escrow deposits and contingent liabilities	1,193	(179)	266	1,280
Pension plans	233	—	71	304
Adjustments of operations carried out on the futures settlement market	1,095	—	326	1,421
Adjustment to market value of financial assets held for trading and derivatives	7,293	(7,293)	7,592	7,592
Taxation of results abroad – capital gains	1,502	—	382	1,884
Other	1,255	(921)	1,053	1,387
Reflected in stockholders’ equity accounts	618	(132)	116	602
Adjustment to market value of available-for-sale securities	486	(85)	13	414
Cash flow hedge	63	—	103	166
Provision for pension plan benefits	35	(25)	—	10
Other	34	(22)	—	12

Total (*)	14,125	(8,848)	9,806	15,083

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 33,547 and R$ 441.

	12/31/2015	Realization / reversal	Increase	12/31/2016
Reflected in income	4,277	(2,283)	11,513	13,507
Depreciation in excess – finance lease	1,487	(551)	—	936
Adjustment of escrow deposits and contingent liabilities	1,130	(168)	231	1,193
Pension plans	336	(143)	40	233
Adjustments of operations carried out on the futures settlement market	51	(100)	1,144	1,095
Adjustment to market value of financial assets held for trading and derivatives	198	(198)	7,293	7,293
Taxation of results abroad – capital gains	286	—	1,216	1,502
Other	789	(1,123)	1,589	1,255
Reflected in stockholders’ equity accounts	1,804	(1,639)	453	618
Adjustment to market value of available-for-sale securities	53	—	433	486
Cash flow hedge	1,313	(1,250)	—	63
Provision for pension plan benefits	424	(389)	—	35
Other	14	—	20	34

Total (*)	6,081	(3,922)	11,966	14,125

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 37,395 and R$ 643.

III—The estimate of realization and present value of tax credits and from the Provision for Deferred Income Tax and Social Contribution existing at 12/31/2017, are:

	Deferred tax assets
	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%	Deferred tax liabilities	%	Net deferred taxes	%
2018	22,219	55%	3,248	43%	25,467	53%	(3,132)	21%	22,335	67%
2019	9,824	24%	162	2%	9,986	20%	(4,654)	31%	5,332	16%
2020	1,983	5%	768	10%	2,751	6%	(2,020)	14%	731	2%
2021	1,286	3%	725	10%	2,011	4%	(1,787)	11%	224	1%
2022	832	2%	918	12%	1,750	4%	(825)	5%	925	3%
After 2022	4,520	11%	1,704	23%	6,224	13%	(2,665)	18%	3,559	11%
Total	40,664	100%	7,525	100%	48,189	100%	(15,083)	100%	33,106	100%

Present value (*)	37,701		6,682		44,383		(13,427)		30,956

(*)	The average funding rate, net of tax effects, was used to determine the present value.

The projections of future taxable income include estimates related to macroeconomic variables, exchange rates, interest rates, volume of financial operations and services fees and others, which can vary in relation to actual data and amounts.

Net income in the financial statements is not directly related to the taxable income, due to differences between the accounting criteria and tax legislation, in addition to corporate aspects. Accordingly, it is recommended that the trends for the realization of deferred tax assets arising from temporary differences, and tax loss carry forwards should not be used as an indication of future net income.

Considering the temporary effects of Law 13,169/15, which increases the Social Contribution tax rate to 20% until December 31, 2018, tax credits were accounted for based on their expected realization. There are no unrecorded deferred tax assets at 12/31/2017 and 12/31/2016.